Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Partnership's Financial Instruments on Recurring and Non-Recurring Basis	The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 16a)	Level 1	254,837	254,837	253,291	253,291
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	—	—	2,210	2,210
Interest rate swap agreements – liabilities	Level 2	(77,281)	(77,281)	(50,447)	(50,447)
Foreign currency contracts	Level 2	—	—	(202)	(202)
Cross currency swap agreements – liabilities	Level 2	(44,773)	(44,773)	(42,104)	(42,104)
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	125,641	(i)	126,546	(i)
Long-term debt – public (note 8)	Level 1	(323,656)	(331,776)	(345,824)	(358,005)
Long-term debt – non-public (note 8)	Level 2	(1,169,973)	(1,179,593)	(1,485,572)	(1,474,208)
Obligations related to finance leases (note 5a)	Level 2	(1,358,485)	(1,471,234)	(1,410,904)	(1,434,910)

(i)The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Summary of Partnership's Financing receivables and Direct financing leases
The following table includes the amortized cost basis of the Partnership’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2018	2016	Prior to 2016	Total
As at September 30, 2020		$	$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	335,336	335,336
Bahrain Spirit	Performing	212,312	—	—	212,312
		212,312	—	335,336	547,648
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	52,266	52,266
Bahrain LNG Joint Venture	Performing	—	73,375	—	73,375
		—	73,375	52,266	125,641
		212,312	73,375	387,602	673,289

Financing Receivable, Allowance for Credit Loss
Changes in the Partnership's allowance for credit losses for the three and nine months ended September 30, 2020 are as follows:

	Direct financing leases (1) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (1) $	Loans to equity-accounted joint ventures (2) $	Guarantees of debt (3) $	Total $
As at January 1, 2020	11,155	36,292	3,714	2,139	53,300
Provision for potential credit losses	(100)	8,980	—	—	8,880
As at March 31, 2020	11,055	45,272	3,714	2,139	62,180
Provision for potential credit losses	465	(423)	83	(288)	(163)
As at June 30, 2020	11,520	44,849	3,797	1,851	62,017
Provision for potential credit losses	13,805	7,099	877	(285)	21,496
As at September 30, 2020	25,325	51,948	4,674	1,566	83,513